Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 645,387,710	$ 20,573,405	$ 595,409,585	$ 581,914,471
Interest income	1,879,685	59,920	1,883,518	1,513,407
Interest expense	(7,478,400)	(238,393)	(6,747,843)	(6,238,910)
Depreciation and amortization	(67,439,837)	(2,149,819)	(59,815,212)	(58,101,863)
Share of the profit or loss of associates and joint ventures	815,990	26,012	896,702	1,080,600
Impairment loss	(605,981)	(19,317)	(176,023)	(146,570)
Segment profit before income tax	51,303,096	1,635,419	41,733,373	42,611,823
Expenditures for segment assets	171,616,529	5,470,721	96,207,546	48,758,649
Investments accounted for using the equity method	25,030,827		20,423,340	19,678,314	$ 797,922
Contract assets	7,568,112		5,640,317	5,100,076	241,253
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	308,342,594	9,829,219	261,731,413	256,805,887
Interest income	158,334	5,047	223,222	188,704
Interest expense	(3,247,286)	(103,516)	(2,701,084)	(2,907,679)
Depreciation and amortization	(37,261,275)	(1,187,800)	(33,951,864)	(34,110,372)
Share of the profit or loss of associates and joint ventures	648,174	20,663	698,852	916,310
Impairment loss	(47,482)	(1,514)	(121,992)	(81,133)
Segment profit before income tax	31,039,237	989,456	28,948,970	25,405,636
Expenditures for segment assets	113,391,501	3,614,648	58,566,380	27,881,152
Investments accounted for using the equity method	19,312,606		15,422,237	15,159,266	615,639
Contract assets	6,067,444		4,337,297	4,066,174	193,415
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	71,900,228	2,292,006	54,561,480	49,879,923
Interest income	178,655	5,695	182,106	124,443
Interest expense	(1,199,998)	(38,253)	(766,292)	(720,145)
Depreciation and amortization	(22,205,667)	(707,863)	(17,457,538)	(16,173,653)
Share of the profit or loss of associates and joint ventures	33,103	1,055	53,574	134,667
Impairment loss	(38,030)	(1,212)	(2,845)	(65,437)
Segment profit before income tax	15,124,700	482,139	10,616,147	9,369,875
Expenditures for segment assets	51,649,837	1,646,472	31,397,079	13,664,416
Investments accounted for using the equity method	3,355,902		2,618,682	2,338,125	106,978
Contract assets	1,500,668		1,303,020	1,033,902	47,838
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	257,192,747	8,198,685	271,293,309	268,218,002
Interest income	1,471,308	46,902	1,409,437	1,087,121
Interest expense	(1,931,523)	(61,572)	(2,062,626)	(1,816,814)
Depreciation and amortization	(5,622,193)	(179,222)	(5,895,380)	(5,335,496)
Share of the profit or loss of associates and joint ventures	145,186	4,628	152,996	38,211
Impairment loss	(40,192)	(1,281)	(51,186)
Segment profit before income tax	7,654,796	244,016	7,594,473	9,216,053
Expenditures for segment assets	5,894,373	187,898	5,551,760	6,207,532
Investments accounted for using the equity method	2,362,319		2,355,629	2,160,112	$ 75,305
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,952,141	253,495	7,823,383	7,010,659
Interest income	71,388	2,276	68,753	113,139
Interest expense	(1,099,593)	(35,052)	(1,217,841)	(794,272)
Depreciation and amortization	(2,350,702)	(74,934)	(2,510,430)	(2,482,342)
Share of the profit or loss of associates and joint ventures	(10,473)	(334)	(8,720)	(8,588)
Impairment loss	(480,277)	(15,310)
Segment profit before income tax	(2,515,637)	(80,192)	(5,426,217)	(1,379,741)
Expenditures for segment assets	680,818	21,703	692,327	1,005,549
Investments accounted for using the equity method			26,792	20,811
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	5,671,362	180,789	5,829,221	4,550,622
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	557,926	17,785	420,691	447,279
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	31,708,367	1,010,786	35,110,458	26,639,833
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	8,430,074	268,731	6,536,547	6,776,002
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(46,367,729)	(1,478,091)	(47,896,917)	(38,413,736)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	691,755,439	22,051,496	643,306,502	620,328,207
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	314,013,956	10,010,008	267,560,634	261,356,509
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	72,458,154	2,309,791	54,982,171	50,327,202
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	288,901,114	9,209,471	306,403,767	294,857,835
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 16,382,215	$ 522,226	$ 14,359,930	$ 13,786,661